Expense Example	Aug. 06, 2025 USD ($)
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
The Brown Capital Management International All Company Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,940
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
The Brown Capital Management International All Company Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	2,218
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,579